Finance Costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Analysis of income and expense [abstract]
Interest on bank borrowings wholly repayable within five years	¥ 24,362	$ 3,734	¥ 24,435	¥ 24,379
Less: amount capitalized in construction in progress	0	0	0	(1,169)
Finance cost	¥ 24,362	$ 3,734	¥ 24,435	¥ 23,210